Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Stock-Based Compensation (Details) [Line Items]
Sharebased payment options	423,795
Unvested stock options	1,946,000
Weighted-average period	1 year 1 month 24 days
Fair value (in Dollars per share)	$ 2.39
Options exercised (in Dollars)	$ 1,821	$ 7,965
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Cost expected to be expensed, weighted average period	2 years 8 months 12 days
Sharebased payment options	818,004
Nonvested award, excluding option, cost not yet recognized, amount (in Dollars)	$ 27,957
Share-based compensation arrangement	5,970,121
Restricted Stock Units (RSUs) [Member] | Related Parties [Member]
Stock-Based Compensation (Details) [Line Items]
Share-based compensation arrangement	818,004
Several Executive Officers, and Board of Directors [Member]
Stock-Based Compensation (Details) [Line Items]
Sharebased payment options	423,795
Merger And Acquisition Transaction [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) [Line Items]
Number of outstanding options unvested	425,077
Unrecognized compensation costs (in Dollars)	$ 690
Cost expected to be expensed, weighted average period	1 year 9 months 14 days
Valens Semiconductor Ltd Two Thousand Twenty One Share Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Ordinary shares, reserved for issuance	35,874,244	30,666,212